UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/02

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard
         Suite 2400
         Houston, TX  77056

13F File Number:  28-0209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna McFall
Title:     Compliance Assistant
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Donna McFall     Houston, TX     October 30, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     73

Form13F Information Table Value Total:     $397,736 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express Company       Common           25816109   2836.44    90970 X   0    0       0               90608        0      362
American Fincl Rlty Tr         Common           02607P206     2470   247000 X   0    0       0              247000        0        0
Astoria Financial Corp         Common           46265104       976    40000 X   0    0       0               40000        0        0
Beckman Coulter Inc            Common           75811109   5580.54   144200 X   0    0       0              144200        0        0
Biosite Incorporated           Common           90945106    656.91    22660 X   0    0       0               22660        0        0
Black Hills Corp               Common           92113109    348.85    13320 X   0    0       0               13320        0        0
Boston Scientific Corporation  Common           101137107 32630.58  1033922 X   0    0       0             1033230        0      692
Bristol Myers Squibb           Common           110122108  9415.99   395630 X   0    0       0              395630        0        0
BUCA Inc.                      Common           117769109   413.64    51705 X   0    0       0               51705        0        0
Burlington Resources           Common           122014103  4574.05   119240 X   0    0       0              118838        0      402
CACI International             Common           127190304  2837.42    80040 X   0    0       0               80040        0        0
Cardinal Health Inc            Common           14149Y108     1192    19164 X   0    0       0               18910        0      254
Catellus Development Corp      Common           149111106  1406.17    76215 X   0    0       0               76215        0        0
CBRL Group Inc                 Common           12489V106   969.85    42500 X   0    0       0               42500        0        0
Cendant Corp                   Common           151313103  9785.97   909477 X   0    0       0              908616        0      861
Citizens Communication         Common           17453B101  1541.74   227395 X   0    0       0              227395        0        0
Computer Sciences Corp         Common           205363104  1895.83    68220 X   0    0       0               68220        0        0
CoStar Group Inc               Common           22160N109  1369.98    76110 X   0    0       0               76110        0        0
Countrywide Credit Inds        Common           222372104 24689.77   523643 X   0    0       0              523334        0      309
Crown Media Holdings - CL A    Common           228411104  1588.81   453945 X   0    0       0              453945        0        0
CVS Corp                       Common           126650100 17430.99   687613 X   0    0       0              687048        0      565
D&B Corp                       Common           2.65E+104  5085.02   151295 X   0    0       0              150916        0      379
Dean Foods Co                  Common           242370104  6595.72   165805 X   0    0       0              165805        0        0
Diebold Incorporated           Common           253651103 11188.95   339883 X   0    0       0              339654        0      229
DQE Inc                        Common           23329J104  4398.83   293255 X   0    0       0              292975        0      280
Duane Reade                    Common           263578106  2068.32   129270 X   0    0       0              129130        0      140
Electronics for Imaging Inc    Common           286082102  1061.86    71170 X   0    0       0               70970        0      200
Estee Lauder Companies-CL A    Common           518439104  6674.06   232222 X   0    0       0              231618        0      604
Fidelity National Financial Co Common           316326107 15652.49   544624 X   0    0       0              544624        0        0
FleetBoston Finl Corp          Common           339030108  8337.05   410086 X   0    0       0              410086        0        0
Forest Oil Corp                Common           346091705  1597.35    62641 X   0    0       0               62246        0      395
Fox Entertainment Group        Common           35138T107 15941.06   723607 X   0    0       0              723002        0      605
Freeman McMoran Copper         Common           35671D857  2113.22   157000 X   0    0       0              157000        0        0
GATX Corporation               Common           361448103     1881    95000 X   0    0       0               95000        0        0
GlobalSantaFe Corp             Common           G3930E101  2439.17   109135 X   0    0       0              109135        0        0
Hain Celestial Group           Common           405217100   648.34    44255 X   0    0       0               44255        0        0
Interpore Cross International  Common           46062W107  4429.49   546850 X   0    0       0              546850        0        0
IVAX Corporation               Common           465823102   319.02    26000 X   0    0       0               26000        0        0
Korea Elec Power Corp-ADR      Common           500631106   307.89    33000 X   0    0       0               33000        0        0
LaBranche & Co                 Common           505447102  4059.72   200480 X   0    0       0              200480        0        0
Lehman Bros Holdings           Common           524908100  3661.97    74658 X   0    0       0               74658        0        0
Libbey Inc                     Common           529898108   838.08    26305 X   0    0       0               26305        0        0
Marathon Oil Corp              Common           565849106  8959.51   395040 X   0    0       0              395040        0        0
MBIA Incorporated              Common           55262C100 12261.73   306927 X   0    0       0              306582        0      345
Mentor Graphics                Common           587200106   505.52   103590 X   0    0       0              103590        0        0
Merck & Company Inc            Common           589331107 14724.56   322130 X   0    0       0              321713        0      417
Mondavi Robert Corp            Common           609200100  3016.15    99020 X   0    0       0               99020        0        0
Mylan Laboratories             Common           628530107 22205.05   678224 X   0    0       0              677594        0      630
Pathmark Stores                Common           70322A101  1277.02   139565 X   0    0       0              139565        0        0
Pfizer Inc                     Common           717081103 13223.92   455683 X   0    0       0              455188        0      495
PNC Financial Services         Common           693475105   737.98    17500 X   0    0       0               17276        0      225
Prudential Financial Inc       Common           744320102 11397.95   399088 X   0    0       0              398603        0      485
Readers Digest Assn Inc CL A   Common           755267101  2625.44   167760 X   0    0       0              167550        0      210
Royal Caribbean Cruises Ltd    Common           V7780T103  7096.66   445770 X   0    0       0              445770        0        0
Saxon Capital Inc              Common           80556P302  2895.47   261560 X   0    0       0              261560        0        0
SCANA Corp                     Common           80589M102  1044.83    40155 X   0    0       0               40045        0      110
Southwest Gas Corp             Common           844895102  1892.74    85067 X   0    0       0               85067        0        0
Syncor Intl Corp               Common           87157J106 18283.43   569400 X   0    0       0              569260        0      140
Target Corp                    Common           8.76E+110  1050.76    35595 X   0    0       0               35241        0      355
Tiffany & Co                   Common           886547108   611.61    28540 X   0    0       0               28440        0      100
Titan Corp                     Common           888266103      672    70000 X   0    0       0               69770        0      230
Transocean Sedco Forex Inc     Common           G90078109   2394.6   115125 X   0    0       0              115125        0        0
Unocal Corp                    Common           915289102   736.94    23477 X   0    0       0               23162        0      315
UnumProvident Corp             Common           91529Y106  3454.82   169770 X   0    0       0              169770        0        0
URS Corporation                Common           903236107   656.67    39630 X   0    0       0               39630        0        0
US Bancorp                     Common           902973304  6996.86   376580 X   0    0       0              376580        0        0
US Oncology Inc                Common           90338W103   3042.3   375130 X   0    0       0              375130        0        0
Valero Energy Corp             Common           91913Y100  9825.35   371188 X   0    0       0              371188        0        0
Viacom Inc  CL B               Common           925524308  4156.98   102515 X   0    0       0              102515        0        0
Waters Corp                    Common           941848103 15926.43   656760 X   0    0       0              656081        0      680
Western Gas Resources          Common           958259103  1047.03    33505 X   0    0       0               33405        0      100
Willow Grove Bancorp Inc       Common           9711W101    865.88    73380 X   0    0       0               73380        0        0
Wright Medical Group Inc       Common           98235T107   239.59    12590 X   0    0       0               12590        0        0